NON-CONTROLLING INTEREST (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 67.8	$ 133.9
Agua De La Falda S.A.
Disclosure of subsidiaries [line items]
Interest		56.70%
Non-controlling interest	$ 18.7	$ 18.7
Brio Gold
Disclosure of subsidiaries [line items]
Interest	85.00%
Non-controlling interest	$ 49.1	$ 115.2
Brio Gold | Brio Gold
Disclosure of subsidiaries [line items]
Interest		53.60%